Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Supplemental executive retirement plan assets	$ 39.2	$ 37.7
Derivatives, net	8.8	1.8
Total financial assets	48.0	39.5
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Supplemental executive retirement plan assets	39.2	37.7
Derivatives, net	0	0
Total financial assets	39.2	37.7
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Supplemental executive retirement plan assets	0	0
Derivatives, net	8.8	1.8
Total financial assets	8.8	1.8
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Supplemental executive retirement plan assets	0	0
Derivatives, net	0	0
Total financial assets	$ 0	$ 0